Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Mineral Stream Interests

	Year Ended December 31, 2021

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2021
(in thousands)	Balance Jan 1, 2021	Additions (Reductions)	Balance Dec 31, 2021	Balance Jan 1, 2021	Depletion	Impairment Reversal	Balance Dec 31, 2021

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(550,532)	$(71,405)	$-	$(621,937)	$2,437,939
Sudbury 2	623,864	-	623,864	(302,848)	(13,847)	-	(316,695)	307,169
Constancia	136,058	4,000	140,058	(30,489)	(5,780)	-	(36,269)	103,789
San Dimas	220,429	-	220,429	(38,227)	(15,479)	-	(53,706)	166,723
Stillwater 3	239,352	-	239,352	(15,042)	(4,525)	-	(19,567)	219,785
Other 4	402,232	359,102	761,334	(394,706)	(1,836)	-	(396,542)	364,792

	$4,681,811	$363,102	$5,044,913	$(1,331,844)	$(112,872)	$-	$(1,444,716)	$3,600,197

Silver interests
Peñasquito	$524,626	$-	524,626	$(174,054)	$(28,554)	$-	$(202,608)	$322,018
Antamina	900,343	-	900,343	(273,409)	(46,882)	-	(320,291)	580,052
Constancia	302,948	-	302,948	(85,904)	(11,160)	-	(97,064)	205,884
Other 5	1,281,228	157,746	1,438,974	(806,253)	(39,526)	-	(845,779)	593,195

	$3,009,145	$157,746	$3,166,891	$(1,339,620)	$(126,122)	$-	$(1,465,742)	$1,701,149

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(22,332)	$(8,559)	$-	$(30,891)	$232,830

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(165,912)	$(12,606)	$156,717	$(21,801)	$371,621

	$8,348,099	$520,848	$8,868,947	$(2,859,708)	$(260,159)	$156,717	$(2,963,150)	$5,905,797

1)
Includes cumulative impairment charges to December 31, 2021 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest -
 $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million. Refer to Note 11 for more information.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont, 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, 777, Marmato, Cozamin and Blackwater silver interests.
6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2020

	Cost			Accumulated Depletion & Impairment 1			Carrying Amount Dec 31, 2020
(in thousands)	Balance Jan 1, 2020	Additions (Reductions)	Balance Dec 31, 2020	Balance Jan 1, 2020	Depletion	Balance Dec 31, 2020

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(454,619)	$(95,913)	$(550,532)	$2,509,344
Sudbury 2	623,864	-	623,864	(279,821)	(23,027)	(302,848)	321,016
Constancia	136,058	-	136,058	(25,652)	(4,837)	(30,489)	105,569
San Dimas	220,429	-	220,429	(26,062)	(12,165)	(38,227)	182,202
Stillwater 3	239,352	-	239,352	(9,358)	(5,684)	(15,042)	224,310
Other 4	402,232	-	402,232	(389,064)	(5,642)	(394,706)	7,526

	$4,681,811	$-	$4,681,811	$(1,184,576)	$(147,268)	$(1,331,844)	$3,349,967

Silver interests
Peñasquito	$524,626	$-	$524,626	$(149,924)	$(24,130)	$(174,054)	$350,572
Antamina	900,343	-	900,343	(231,533)	(41,876)	(273,409)	626,934
Constancia	302,948	-	302,948	(74,761)	(11,143)	(85,904)	217,044
Other 5	1,283,054	(1,826)	1,281,228	(795,361)	(10,892)	(806,253)	474,975

	$3,010,971	$(1,826)	$3,009,145	$(1,251,579)	$(88,041)	$(1,339,620)	$1,669,525

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(13,752)	$(8,580)	$(22,332)	$241,389

Cobalt interests
Voisey’s Bay	$393,422	$-	$393,422	$(165,912)	$-	$(165,912)	$227,510

	$8,349,925	$(1,826)	$8,348,099	$(2,615,819)	$(243,889)	$(2,859,708)	$5,488,391

1)
Includes cumulative impairment charges to December 31, 2020 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont, 777, and Marmato gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, Cozamin, Marmato and 777 silver interests. During the third quarter of 2020, Wheaton agreed to modify the Keno Hill PMPA as it relates to the delivery payment per ounce of silver in exchange for 2 million common share purchase warrants from Alexco. The fair value of these warrants have been reflected as a reduction to the cost base of the Keno Hill silver interest.

Classification of Mining Interest Between Depletable and Non-depletable

	December 31, 2021			December 31, 2020

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,045,466	$392,473	$2,437,939	$2,085,359	$423,985	$2,509,344
Sudbury 1	244,109	63,060	307,169	269,834	51,182	321,016
Constancia	96,808	6,981	103,789	97,539	8,030	105,569
San Dimas	60,574	106,149	166,723	73,514	108,688	182,202
Stillwater 2	196,853	22,932	219,785	199,616	24,694	224,310
Other 3	28,025	336,767	364,792	7,526	-	7,526

	$2,671,835	$928,362	$3,600,197	$2,733,388	$616,579	$3,349,967

Silver interests
Peñasquito	$237,720	$84,298	$322,018	$258,267	$92,305	$350,572
Antamina	232,977	347,075	580,052	279,859	347,075	626,934
Constancia	194,364	11,520	205,884	202,475	14,569	217,044
Other 4	272,620	320,575	593,195	98,383	376,592	474,975

	$937,681	$763,468	$1,701,149	$838,984	$830,541	$1,669,525

Palladium interests

Stillwater 2	$222,859	$9,971	$232,830	$231,747	$9,642	$241,389

Cobalt interests
Voisey’s Bay	$330,795	$40,826	$371,621	$203,436	$24,074	$227,510

	$4,163,170	$1,742,627	$5,905,797	$4,007,555	$1,480,836	$5,488,391

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Rosemont, 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont, 777, Marmato, Cozamin and Blackwater silver interests.